UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07478

Name of Fund:  BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniVest Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,490	$1,504,602
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	805	886,458
Sub-Lien, Series D, 6.00%, 10/01/42	3,575	4,161,979

		6,553,039
Alaska — 0.9%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	1,235	1,235,469
5.00%, 6/01/46	2,250	1,901,453

		3,136,922
Arizona — 0.1%
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	280	271,351
California — 12.4%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	2,200	2,526,634
Sutter Health, Series B, 6.00%, 8/15/42	3,170	3,823,812
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	890	1,043,151
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	145	163,827
5.25%, 8/15/49	370	416,380
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	1,495	1,632,914
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	5,930	6,727,644
5.25%, 5/15/39	800	900,288

Municipal Bonds	Par (000)	Value
California (continued)
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	$360	$448,434
San Marcos Unified School District, GO, CAB, Election of 2010, Series B, 0.00%, 8/01/42 (b)	2,000	668,060
State of California, GO, Various Purposes:
6.00%, 3/01/33	2,525	3,025,051
6.50%, 4/01/33	14,925	17,522,547
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	775	899,535
Sub-Series I-1, 6.38%, 11/01/34	1,185	1,424,500
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	720	720,166

		41,942,943
Colorado — 0.4%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,060	1,194,058
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,375	1,529,234
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G, 5.00%, 7/01/35	3,385	3,848,846

		5,378,080
Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,125	1,220,805
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,065	4,214,999

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Delaware (continued)
Delaware Transportation Authority, RB, 5.00%, 6/01/55	$1,165	$1,316,007

		6,751,811
District of Columbia — 3.2%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	240	278,743
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road:
1st Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,676,955
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33 (b)	6,590	3,412,104
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34 (b)	4,830	2,400,703
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35 (b)	6,515	3,101,336

		10,869,841
Florida — 3.1%
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	1,340	1,502,180
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,165	1,329,871
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (c)	3,015	3,983,086
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	1,110	951,803
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	2,360	2,619,836

		10,386,776
Georgia — 2.1%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	850	987,955
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	515	614,153

Municipal Bonds	Par (000)	Value
Georgia (continued)
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	$130	$146,375
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	3,465	3,875,498
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, Series A, 5.00%, 7/01/60	1,135	1,257,501
Municipal Electric Authority of Georgia, Refunding RB, Series X, 6.50%, 1/01/20	150	166,189

		7,047,671
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	1,355	1,545,418
Illinois — 21.2%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	5,865	7,077,882
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	1,815	1,750,386
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	4,555	4,587,067
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	820	878,458
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	797	800,682
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,050	1,147,965
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien:
Project, 5.00%, 11/01/42	3,280	3,506,353
(AGM), 5.25%, 11/01/33	1,325	1,399,266
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	805	934,251
Illinois Finance Authority, RB, Advocate Health Care Network, Series D, 6.50%, 11/01/18 (c)	5,000	5,768,650
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/39	1,610	1,844,271

2	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	$2,615	$3,030,550
Senior, Series C, 5.00%, 1/01/37	2,800	3,233,076
Series A, 5.00%, 1/01/38	2,315	2,599,351
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	4,315	4,582,616
Series B-2, 5.00%, 6/15/50	2,500	2,596,325
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	440	520,687
6.00%, 6/01/28	1,140	1,372,024
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	800	925,792
Series A (NPFGC), 6.70%, 11/01/21	4,690	5,477,639
Series C (NPFGC), 7.75%, 6/01/20	2,160	2,484,799
State of Illinois, GO:
5.00%, 2/01/39	1,540	1,620,881
Series A, 5.00%, 4/01/35	3,000	3,177,600
Series A, 5.00%, 4/01/38	3,640	3,825,422
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	630	701,530
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	810	904,819
5.00%, 4/01/44	985	1,092,129
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	2,800	2,805,320
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,170	1,170,702

		71,816,493
Indiana — 4.5%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	790	967,497
7.00%, 1/01/44	1,905	2,347,932

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	$3,280	$3,871,515
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	405	441,563
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	450	486,743
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	1,430	1,540,038
Sisters of St. Francis Health Services, 5.25%, 11/01/39	840	938,591
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	2,795	3,181,493
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	1,270	1,427,645

		15,203,017
Iowa — 2.7%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	960	1,004,582
5.50%, 12/01/22	2,340	2,460,791
5.25%, 12/01/25	460	502,026
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	1,290	1,372,534
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	3,785	3,766,113

		9,106,046
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	995	1,119,415

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (d)	$1,200	$907,584

		2,026,999
Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,320	3,936,358
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,020	1,147,194
5.25%, 5/15/31	870	976,218
5.25%, 5/15/32	1,110	1,259,861
5.25%, 5/15/33	1,205	1,345,130
5.25%, 5/15/35	505	565,640

		9,230,401
Maryland — 1.1%
Maryland Community Development Administration, Refunding, HRB, Residential, Series D, AMT, 4.90%, 9/01/42	1,500	1,514,835
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	435	476,573
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	750	717,322
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	785	943,468

		3,652,198
Massachusetts — 3.1%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	2,205	2,217,657
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	990	1,104,820

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts HFA, RB, AMT:
M/F Housing, Series A, 5.20%, 12/01/37	$2,830	$2,874,431
S/F Housing, Series 130, 5.00%, 12/01/32	2,310	2,344,234
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 6/01/40	1,975	2,079,873

		10,621,015
Michigan — 6.2%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	4,425	4,920,600
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,380	1,549,919
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	880	953,207
Michigan State Hospital Finance Authority, Refunding RB, Series A:
Henry Ford Health System, 5.25%, 11/15/46	5,080	5,250,333
McLaren Health Care, 5.75%, 5/15/18 (c)	7,560	8,409,139

		21,083,198
Mississippi — 1.5%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	3,000	3,746,100
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/19 (c)	1,065	1,231,960

		4,978,060
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	255	287,262

4	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Missouri (continued)
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	$245	$271,835

		559,097
Nebraska — 0.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	825	932,572
5.00%, 9/01/42	1,445	1,582,188

		2,514,760
New Jersey — 6.5%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,025	1,067,250
5.25%, 11/01/44	1,525	1,576,774
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	1,085	1,127,402
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	1,955	2,146,551
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	2,240	2,616,880
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.38%, 10/01/28	335	347,398
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	1,985	2,236,281
Series E, 5.00%, 1/01/45	2,615	2,973,412
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	3,495	3,677,963
Transportation System, Series A, 5.50%, 6/15/41	1,635	1,769,054
Transportation System, Series B, 5.25%, 6/15/36	2,460	2,631,905

		22,170,870
New York — 15.2%
City of New York New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	380	380,262

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	$6,700	$7,452,410
Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,460	2,809,812
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	1,800	1,880,154
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	1,960	1,906,943
Metropolitan Transportation Authority, RB, Series C, 6.50%, 11/15/28	9,405	10,887,792
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	10,735	12,479,330
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,220	1,377,795
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	3,155	3,350,736
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	340	359,934
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	850	907,282
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	1,790	2,148,698
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	1,165	1,364,192
6.00%, 12/01/42	1,250	1,457,362
Westchester County Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series E-1, 6.50%, 7/01/17	550	552,129

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
New York (continued)
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	$2,300	$2,289,466

		51,604,297
North Carolina — 1.8%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	1,675	1,678,233
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	1,400	1,560,678
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	595	683,500
Carolina Village Project, 6.00%, 4/01/38	2,000	2,097,700

		6,020,111
Ohio — 0.3%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	660	729,669
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	275	299,500

		1,029,169
Pennsylvania — 1.8%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	635	686,562
Pennsylvania Economic Development Financing Authority, RB:
AMT, Pennsylvania Bridge Finco LP, 5.00%, 6/30/42	850	935,527
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	1,890	2,107,331

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	$1,035	$1,080,198
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,105	1,244,341

		6,053,959
Rhode Island — 0.9%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	2,645	2,681,131
5.00%, 6/01/50	425	440,704

		3,121,835
South Carolina — 4.7%
South Carolina State Ports Authority, RB:
5.25%, 7/01/40	3,280	3,697,872
AMT, 5.25%, 7/01/55	1,295	1,433,422
State of South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	6,180	7,115,158
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	3,135	3,557,441

		15,803,893
Tennessee — 0.3%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	995	1,119,415
Texas — 7.1%
Brazos River Authority, Refunding RB, Texas Utility Co., Series A, AMT, 7.70%, 4/01/33 (e)(f)	1,500	44,850
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/46	2,140	2,476,151
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	510	587,933
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	965	1,049,940
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	745	889,337

6	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	$455	$538,256
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (c)	2,000	2,358,860
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	1,475	1,481,416
North Texas Tollway Authority, Refunding RB, Series A:
1st Tier, 6.25%, 1/01/39	7,000	7,931,980
5.00%, 1/01/38	925	1,058,727
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,000	2,414,520
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,775	3,268,700

		24,100,670
Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,780	3,043,989
Virginia — 2.7%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc.:
5.13%, 10/01/37	500	520,425
5.13%, 10/01/42	3,440	3,571,924
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	1,615	1,801,807
6.00%, 1/01/37	2,915	3,368,895

		9,263,051
Washington — 2.3%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	755	841,432

Municipal Bonds	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	$2,290	$2,713,948
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	3,700	4,184,182

		7,739,562
Wisconsin — 3.2%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	7,100	8,209,588
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	2,465	2,797,627

		11,007,215
Total Municipal Bonds — 120.4%		407,947,230

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
California — 6.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (c)	3,271	3,758,793
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (h)	2,610	2,912,943
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	9,480	10,705,480
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (c)	2,290	2,444,483
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,077	1,232,735

		21,054,434
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (h)	2,129	2,402,597

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Connecticut — 1.9%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-3, 5.05%, 7/01/42	$6,000	$6,340,080
Florida — 1.9%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	5,679	6,480,925
Illinois — 1.0%
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/18 (c)	2,999	3,272,115
Maryland — 0.7%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	2,290	2,487,650
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,266	2,663,734
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (h)	2,009	2,279,166
New York — 6.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series DD, 5.00%, 6/15/37	6,299	6,889,526
Series FF-2, 5.50%, 6/15/40	1,575	1,797,048
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (h)	1,610	1,874,293
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (h)	6,440	7,532,349
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,595	3,071,338

		21,164,554
North Carolina — 2.8%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project:
Series A, 5.00%, 10/01/41	6,239	6,411,210

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
North Carolina (continued)
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project (continued):
Series B, 5.00%, 10/01/55	$2,550	$2,972,994

		9,384,204
Ohio — 5.4%
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,400	2,595,144
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	13,843	15,619,458

		18,214,602
South Carolina — 1.7%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (h)	4,995	5,662,382
Texas — 2.9%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,520	2,832,934
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,400	3,949,338
Texas Department of Housing & Community Affairs, RB, S/F Mortgage, Series B, AMT, 5.25%, 9/01/32	1,012	1,030,905
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,831	2,138,049

		9,951,226
Washington — 5.3%
Central Puget Sound Regional Transit Authority, RB, Series A (c):
5.00%, 11/01/17	4,500	4,842,720
5.00%, 11/01/17	4,500	4,842,720

8	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Washington (continued)
Central Puget Sound Regional Transit Authority, RB, Series A (c) (continued):
(AGM), 5.00%, 11/01/17	$7,693	$8,279,502

		17,964,942
Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (h)	2,499	2,717,833
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 39.0%		132,040,444
Total Long-Term Investments (Cost — $484,983,839) — 159.4%		539,987,674

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, 0.02% (i)(j)	5,179,305	$5,179,305
Total Short-Term Securities (Cost — $5,179,305) — 1.5%		5,179,305
Total Investments (Cost — $490,163,144*) — 160.9%		545,166,979
Other Assets Less Liabilities — 0.8%		3,007,003
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.4)%		(69,263,567)
VMTP Shares, at Liquidation Value — (41.3)%		(140,000,000)

Net Assets Applicable to Common Shares — 100.0%		$338,910,415

*	As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$421,232,142

Gross unrealized appreciation	$56,789,135
Gross unrealized depreciation	(2,110,383)

Net unrealized appreciation	$54,678,752

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2016 and November 15, 2019, is 13,391,278.

(i)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	5,179,305	5,179,305	—
FFI Institutional Tax-Exempt Fund	783,716	(783,716)	—	$391

(j)	Current yield as of period end.

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2016	9

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(40)	5-Year U.S. Treasury Note	March 2016	$4,826,875	$(68,394)
(35)	10-Year U.S. Treasury Note	March 2016	$4,535,234	(97,200)
(18)	Long U.S. Treasury Bond	March 2016	$2,898,563	(103,780)
(4)	Ultra U.S. Treasury Bond	March 2016	$ 664,750	(23,880)
Total				$(293,254)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

10	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock MuniVest Fund II, Inc. (MVT)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$539,987,674	—	$539,987,674
Short-Term Securities	$5,179,305	—	—	5,179,305

Total	$5,179,305	$539,987,674	—	$545,166,979

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(293,254)	—	—	$(293,254)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$175,050	—	—	$175,050
Liabilities:
TOB Trust Certificates	—	$(69,256,085)	—	(69,256,085)
VMTP Shares	—	(140,000,000)	—	(140,000,000)

Total	$175,050	$(209,256,085)	—	$(209,081,035)

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2016	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniVest Fund II, Inc.

Date: March 22, 2016